Notes and Other Receivables Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes and Other Receivables Net
Summary of Notes Receivable is comprised
	September 30, 2022	December 31, 2021
Upfront payment	$5,650,000	$5,650,000
Promissory note receivable	389,816	543,560
Other receivable	-	1,200,000
Total notes receivable	6,039,816	7,393,560
Less allowance for credit losses	(5,650,000)	(2,660,943)
Note receivable	$389,816	$4,732,617

	December 31, 2021	December 31, 2020
Upfront payment (i)	$5,650,000	$—
Promissory note receivable (ii)	543,560	—
Other receivable (iii)	1,200,000	—
Receivable from Sponsor (iv)	—	24,977,765

Total notes receivable	7,393,560	24,977,765
Less allowance for credit losses (i)	(2,660,943)	—

Note receivable	$4,732,617	$24,977,765